Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial assets and liabilities recorded at fair value on a recurring basis
Available-for-sale securities, fair value disclosure	$ 31,582	$ 31,570
Trading securities, fair value disclosure	30,486	35,092
Fair Value, Measurements, Recurring [Member]
Financial assets and liabilities recorded at fair value on a recurring basis
Available-for-sale securities, fair value disclosure	31,582	31,570
Trading securities, fair value disclosure	30,486	35,092
Total assets	62,068	66,662
Fair value of interest rate swap agreements	254,228	340,526
Total liabilities	254,228	340,526
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets and liabilities recorded at fair value on a recurring basis
Available-for-sale securities, fair value disclosure	31,582	31,570
Trading securities, fair value disclosure	30,486	35,092
Total assets	62,068	66,662
Fair value of interest rate swap agreements	0	0
Total liabilities	0	0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets and liabilities recorded at fair value on a recurring basis
Available-for-sale securities, fair value disclosure	0	0
Trading securities, fair value disclosure	0	0
Total assets	0	0
Fair value of interest rate swap agreements	254,228	340,526
Total liabilities	254,228	340,526
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets and liabilities recorded at fair value on a recurring basis
Available-for-sale securities, fair value disclosure	0	0
Trading securities, fair value disclosure	0	0
Total assets	0	0
Fair value of interest rate swap agreements	0	0
Total liabilities	$ 0	$ 0